Earnings (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings (Loss) Per Common Share
Net earnings (loss) attributable to common stockholders	$ (13,711,867)	$ (7,186,847)	$ 11,506,861	$ (19,228,240)
Interest expense attributable to convertible promissory note	0	0	125,485	0
Net earnings (loss) assuming dilution	$ (13,711,867)	$ (7,186,847)	$ 11,632,346	$ (19,228,240)
Basic weighted average common shares outstanding	127,609,748	74,063,495	113,964,933	71,574,303	78,386,116	61,182,209
Effect of dilutive securities
Convertible preferred shares- Series A			933,333
Conversion of restricted shares and employee stock options			22,823
Convertible promissory notes			2,777,687
Contingently issuable shares			621,117	0
Diluted potential common shares	127,609,748	74,063,495	118,319,893	71,574,303	78,386,116	61,182,209
Net earnings (loss) per share:
Basic	$ (0.11)	$ (0.10)	$ 0.10	$ (0.27)	$ 0.35	$ 0.17
Diluted	$ (0.11)	$ (0.10)	$ 0.10	$ (0.27)	$ 0.35	$ 0.17